Income Tax - Schedule of Reconciliation Between the Provision for Income Tax (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Reconciliation Between the Provision for Income Tax [Abstract]
Profit before income tax	$ (10,874,995)	$ (1,397,654)	$ 1,297,000	$ (26,582,692)	$ (3,416,844)	$ 2,598,909
Hong Kong Profits Tax rate	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Income tax computed at Hong Kong Profits Tax rate	$ (1,794,375)	$ (230,612)	$ 214,005	$ (4,386,145)	$ (563,779)	$ 428,820
Tax effect of income that is not taxable	(3,919)	(504)	(1,216)	(3,999)	(514)	815,476
Tax effect of expenses that is not deductible	15,221	1,956	6,587	57,014	7,328	24,193
Tax effect of different tax rates in other jurisdiction	1,718,256	220,830	277,944	2,832,350	364,060	(495,059)
Over provision for pervious year	(5,248)	(674)	(2,811)	(138,766)	(17,836)	(71,241)
Tax concession			(3,000)	(3,000)	(386)	(3,000)
Valuation allowance	552,276	70,978		1,896,278	243,741
Income tax	$ 482,211	$ 61,974	$ 491,509	$ 253,734	$ 32,614	$ 699,250